Equity-accounted investees (Tables)	6 Months Ended
Jun. 30, 2020
Equity-accounted investees
Schedule of loans issued to equity-accounted investees

The loan matures in June 2022. The loan is secured with participation interest in LLC “Skillaz”.

	June 30,	December 31,
	2020	2019
Long-term loans and borrowings:
Loan issued	6,732	—
Total	6,732	—
Current loans and borrowings:
Loan issued – current portion	4,809	—
Loan issued – interest	66	—
Total	4,875	—